TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of the components of income (loss) before income taxes

	For the Year Ended December 31,
	2019	2020	2021
PRC, excluding Hong Kong SAR	291,928	335,102	329,873
Hong Kong SAR	(427)	(515)	1,549
Cayman Islands	(1,354)	(543,135)	(5,853)
BVI	41	(640)	(5)
USA	—	286	184
Total income (loss) before income taxes	290,188	(208,902)	325,748

Schedule of income tax expenses

	For the Year Ended December 31,
	2019	2020	2021

Current income tax expense - PRC, excluding Hong Kong SAR	44,737	48,938	47,224
Current income tax expense - Hong Kong SAR	—	—	128
Current income tax expense - USA	—	—	134
Deferred income tax expense - PRC, excluding Hong Kong SAR	—	60,516	(986)
Total income tax expense	44,737	109,454	46,500

Schedule of reconciliation between the PRC statutory income tax rate and the actual income tax rate

	For the Year Ended
	December 31,
	2019	2020	2021
PRC statutory income tax rate	25.0%	(25.0)%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Research and development bonus deduction	(3.3)%	(5.9)%	(3.4)%
Non-deductible selling, general and administrative expenses	1.4%	1.6%	0.3%
Effect of tax rate differential for non-PRC entities	0.1%	65.1%	0.4%
Effect of preferential tax rates	(9.2)%	(14.7)%	(9.0)%
Effect of withholding tax for undistributed earnings from PRC subsidiaries	—	29.7%	—
Change in valuation allowance	0.1%	0.3%	0.1%
Interest and penalties on unrecognized tax benefits	1.3%	1.3%	0.9%
Actual income tax rate	15.4%	52.4%	14.3%

Schedule of the principal components of deferred income tax assets

	As of December 31,
	2020	2021
	RMB	RMB
Deferred income tax assets
Net operating loss carryforwards	729	1,038
Allowance for doubtful accounts	1,530	2,469
Long-term lease liabilities	4,114	4,435
Total deferred income tax assets, gross	6,373	7,942
Less: Valuation allowance	(729)	(1,038)
Total deferred income tax assets, net	5,644	6,904

Deferred income tax liabilities
Short-term investments	46	—
Right of use assets	4,114	4,435
Withholding income tax on distributable profits of the PRC subsidiaries	62,000	—
Total deferred income tax liabilities, gross	66,160	4,435

Net deferred income tax assets (included in other non-current assets)	1,528	2,469
Net deferred income tax liabilities (included in other non-current liabilities)	62,044	—

Summary of movements of the valuation allowance

	For the Year Ended December 31,
	2019	2020	2021
Balance as of the beginning of the year	(78)	(273)	(729)
Additions of valuation allowance	(195)	(456)	(309)
Balance as of the end of the year	(273)	(729)	(1,038)

Schedule of reconciliation between the beginning and ending amount of total unrecognized tax benefits

	For the Year Ended
	December 31,
	2019	2020	2021
Balance as of the beginning of the year	15,496	34,710	49,553
Increase relating to prior year tax positions	6,051	—	—
Increase related to current year tax positions	14,392	21,966	16,374
Settlement	(1,235)	(7,100)	—
Foreign currency translation adjustment	6	(23)	(9)
Balance as of the end of the year	34,710	49,553	65,918